Deferred and current taxation (Tables)	12 Months Ended
Mar. 31, 2021
Deferred and current taxation
Summary of components of the deferred and current taxation

	At March 31,
	2021	2020	2019
	€M	€M	€M
Current tax assets
Current tax assets	—	(44.5)	—
Total current tax assets	—	(44.5)	—

Current tax liabilities
Corporation tax provision	48.1	—	31.6
Total current tax liabilities	48.1	—	31.6

Deferred tax assets
Recognition of tax losses	(14.0)	(53.6)	(43.2)
Total deferred tax assets	(14.0)	(53.6)	(43.2)

Deferred tax liabilities
Origination and reversal of temporary differences on property, plant and equipment, derivatives and pensions	272.4	353.5	460.6
Total deferred tax liabilities	272.4	353.5	460.6

Total deferred tax liabilities (net)	258.4	299.9	417.4

Total tax liabilities (net)	306.5	255.4	449.0

Schedule of reconciliation of deferred tax assets and liabilities

	At March 31,
	2021	2020	2019
	€M	€M	€M
Reconciliation of current tax
Liability/(asset) at beginning of year	(44.5)	31.6	36.0
Corporation tax charge in year	5.5	44.4	96.5
Tax received/(paid)	87.1	(120.5)	(100.9)
Liability/(asset) at end of year	48.1	(44.5)	31.6

	At March 31,
	2021	2020	2019
	€M	€M	€M
Reconciliation of deferred tax
Net liability at beginning of year	299.9	417.4	395.2
New temporary differences on property, plant and equipment, net operating losses, derivatives, pensions and other items	(41.5)	(117.5)	22.2
Net liability at end of year	258.4	299.9	417.4

Summary of components of the tax expense

	Year ended
	March 31,
	2021	2020	2019
	€M	€M	€M
Corporation tax charge in year	5.5	44.4	96.5
Deferred tax credit relating to origination and reversal of temporary differences	(99.1)	(22.8)	(33.4)
	(93.6)	21.6	63.1

Summary of reconciliation of the statutory rate of Irish corporation tax

	Year ended
	March 31,
	2021		2020		2019
	%		%		%
Statutory rate of Irish corporation tax on (loss)/profits	(12.5)		12.5		12.5
Non-Irish profits and losses taxed at other rates	(0.7)		(9.3)	*	(5.8)	*
Other movements	4.8	**	—		—
Total effective rate of taxation on (loss)/profits	(8.4)		3.2		6.7

*  Primarily relates to the impact of net operating losses incurred in LaudaMotion (taxable at 25%).

** Primarily relates to the derecognition of deferred tax asset in respect of net operating losses incurred in LaudaMotion (taxable at 25%).

Summary of deferred tax movement per each type of temporary difference
	Year ended March 31,
	2021	2020	2019
	€M	€M	€M

Property, plant and equipment	(21.9)	(14.4)	2.7
IFRS 15 transition adjustment	7.1	7.1	7.1
Right of use assets & lease liabilities	0.6	(1.1)	—
Deferred tax asset on net operating losses	(138.7)	(10.4)	(43.2)
Derecognition of deferred tax asset	53.7*	—	—
Pension payments	—	—	—
Share based payments	0.1	(4.0)	—
Deferred tax credit	(99.1)	(22.8)	(33.4)

*  Relates to the derecognition by Group of a deferred tax asset in respect of losses of LaudaMotion operations in Austria, as part of an internal group restructure.

Summary of deferred tax applicable to items charged or credited to other comprehensive income

	At March 31,
	2021	2020	2019
	€M	€M	€M
Effective portion of changes in fair value of cash-flow hedges	124.5	(9.4)	55.6
Net change in fair value of cash-flow hedges transferred to property, plant and equipment	0.2	—	—
Net hedge ineffectiveness and discontinuation transferred to profit or loss	(24.4)	(53.5)	—
Net other changes in fair value of cash-flow hedges transferred to profit or loss	(42.7)	(31.8)	35.6
Total tax charge in other comprehensive income	57.6	(94.7)	91.2

Summary of principal components of net deferred tax

	At March 31,
	2021	2020	2019
	€M	€M	€M
Arising on capital allowances and other temporary differences	392.9	299.3	343.3
Arising on losses	(138.7)	53.6	32.4
Arising on derivatives	4.8	(52.4)	42.3
Arising on pension	(0.6)	(0.6)	(0.6)
Total	258.4	299.9	417.4